SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Cash outflows for lease contracts	$ 146	$ 144